                                                             File Nos. 333-92115
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 58

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

          _____ immediately upon filing pursuant to paragraph (b) of Rule 485
          __X__ on December 31, 2001 pursuant to paragraph (b) of Rule 485
          _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          _____ on (date) pursuant to paragraph (a)(1) of Rule 485
          _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

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This Post-Effective Amendment No. 6 under the Securities Act of 1933 is being filed for the purposes of adding supplements to the Allmerica Select Acclaim Prospectus of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2001 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information were previously filed in Registrant's Post-Effective Amendment No. 3 on April 20, 2001 and is incorporated by reference herein.

    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                  BY FORM N-4


FORM N-4 ITEM NO.            CAPTION IN PROSPECTUS
-----------------            ---------------------
1..........................  Cover Page

2..........................  Special Terms

3..........................  Summary of Fees and Expenses; Summary of Contract Features

4..........................  Condensed Financial Information; Performance Information

5..........................  Description of the Company, the Variable Account and The Underlying Investment
                             Companies

6..........................  Charges and Deductions

7..........................  Description of the Contract -- The Accumulation Phase

8..........................  Electing the Annuity Date; Description of Annuity Payout Options; Variable Annuity
                             Benefit Payments

9..........................  Death Benefit

10.........................  Payments; Computation of Values; Distribution

11.........................  Surrender and Withdrawals; Surrender Charge; Withdrawals After the Annuity Date

12.........................  Federal Tax Considerations

13.........................  Legal Matters

14.........................  Statement of Additional Information -- Table of Contents

FORM N-4 ITEM NO.            CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------            ----------------------------------------------
15.........................  Cover Page

16.........................  Table of Contents

17.........................  General Information and History

FORM N-4 ITEM NO.            CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------            ----------------------------------------------
18.........................  Services

19.........................  Underwriters

20.........................  Performance Information

21.........................  Annuity Benefit Payments

22.........................  Financial Statements

                        ALLMERICA SELECT SEPARATE ACCOUNT
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

Subject to state approval, the Company is offering new versions of its optional 7% Enhanced Death Benefit Rider (on FORM 3306-01) and its 7% Enhanced Death Benefit Rider with Annual Step-up Rider (on FORM 3307-01). If the new riders have been approved in your state, the effect of partial withdrawals on the enhanced death benefit will be calculated differently than for the corresponding old versions of the riders described in the prospectus under "G. DEATH BENEFIT -- OPTIONAL ENHANCED DEATH BENEFIT RIDER." Please contact your financial representative for more information about the availability of the new riders in your state.

The following information applies in states where the new 7% Enhanced Death Benefit Rider (Form 3306-01) and the new 7% Enhanced Death Benefit Rider with Annual Step-up Rider (Form 3307-01) have been approved, in lieu of the information under "G. DEATH BENEFIT -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS" in the prospectus:

OPTIONAL ENHANCED DEATH BENEFIT RIDERS. When applying for the Contract, an Owner may elect one of three optional Enhanced Death Benefit ("EDB") Riders:
     (1)  an EDB With Annual Step-Up Rider (Form 3265-99);
     (2)  a 5% EDB With Annual Step-Up Rider (Form 3263-99)
     (3)  a 7% EDB Rider (Form 3306-01); or
     (4)  a 7% EDB With Annual Step-Up Rider (Form 3307-01).

A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS in the prospectus.

EFFECT OF PARTIAL WITHDRAWALS UNDER THE EDB RIDERS. For purposes of determining the effect of partial withdrawals under an EDB Rider, withdrawals are classified as Direct Reduction Withdrawals or as Proportionate Reduction Withdrawals. For purposes of the "Blended Withdrawal Methodology" section below, each of the following investment options is considered a Restricted Fund: the Fixed Account and the Guarantee Period Accounts. Once an allocation has been made to a Restricted Fund, all future withdrawals are Proportionate Reduction Withdrawals.

PROPORTIONATE REDUCTION WITHDRAWALS. Proportionate Reduction Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
                ------------------------------------------------
                          Accumulated Value determined
                       immediately prior to the withdrawal

DIRECT REDUCTION WITHDRAWALS. Direct Reduction Withdrawals are withdrawals that directly reduce the appropriate death benefit value by an amount equal to the amount of the withdrawal.

BLENDED WITHDRAWAL METHODOLOGY. Under a 7% EDB Rider or a 7% EDB with Annual Step-Up Rider, certain withdrawals may be classified as Direct Reduction Withdrawals and/or as Proportionate Reduction Withdrawals. This is referred to as the "Blended Withdrawal Methodology." If no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals. That part of a withdrawal that exceeds 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal. Once a Proportional Reduction Withdrawal has been taken ALL future withdrawals are classified as Proportionate Reduction Withdrawals. In other words, no future withdrawals will be classified as Direct Reduction Withdrawals.

The Owner may establish an automatic schedule of withdrawals that total an amount less than or equal to 7% of gross payments in each Contact Year ("systematic withdrawal program"). Selecting a systematic withdrawal program may assist the Owner in taking withdrawals that are only Direct Reduction Withdrawals. For more information about systematic withdrawals, see SYSTEMATIC WITHDRAWALS under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE,
F. SURRENDERS AND WITHDRAWALS, in the Prospectus.


PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO A RESTRICTED FUND (CURRENTLY THE FIXED ACCOUNT AND THE GUARANTEE PERIOD ACCOUNT), ALL FUTURE WITHDRAWALS ARE CLASSIFIED AS PROPORTIONATE REDUCTION WITHDRAWALS.

(1)  THE EDB WITH ANNUAL STEP-UP RIDER (FORM 3265.99) PROVIDES THE FOLLOWING
     BENEFIT:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork increased by any positive Market Value Adjustment;

     (b) gross payments made to the Contract until the date of death, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated as described above under "EFFECT OF PARTIAL WITHDRAWALS UNDER THE EDB RIDERS -- PROPORTIONATE REDUCTION WITHDRAWALS."

II. Death ON OR AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated as described above under "EFFECT OF PARTIAL WITHDRAWALS UNDER THE EDB RIDERS -- PROPORTIONATE REDUCTION WITHDRAWALS."

(2)  THE 5% EDB WITH ANNUAL STEP-UP RIDER (FORM 3263-99) PROVIDES THE FOLLOWING
     BENEFIT:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated as described above under "EFFECT OF PARTIAL WITHDRAWALS UNDER THE EDB Riders -- PROPORTIONATE REDUCTION WITHDRAWALS."

II. Death ON OR AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated as described above under "EFFECT OF PARTIAL WITHDRAWALS UNDER THE EDB RIDERS -- PROPORTIONATE REDUCTION WITHDRAWALS."

(3)  THE 7% EDB RIDER (FORM 3306-01) PROVIDES THE FOLLOWING BENEFIT:

I. Death BEFORE OR ON 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 90th birthday, the death benefit will be the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, reduced to reflect withdrawals using the Blended Withdrawal Methodology.

The value determined in section (b) above cannot exceed a cap of 200% of gross payments, with both the value and the cap reduced by subsequent withdrawals using the Blended Withdrawal Methodology. If no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals That part of a withdrawal that exceeds 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal. Once a Proportional Reduction Withdrawal has been taken all future withdrawals are classified as Proportionate Reduction Withdrawals. Once an allocation has been made to a Restricted Fund, ALL future withdrawals are Proportionate Reduction Withdrawals.

II. Death AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Subsequent withdrawals are calculated as Proportionate Reduction Withdrawals, as described above under "EFFECT OF PARTIAL WITHDRAWALS UNDER THE EDB RIDERS."

(4)  THE 7% EDB WITH ANNUAL STEP-UP RIDER (FORM 3307-01) PROVIDES THE FOLLOWING
     BENEFIT:

I. Death BEFORE OR ON 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, reduced to reflect withdrawals using the Blended Withdrawal Methodology; or

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

The value determined in section (b) above cannot exceed a cap of 200% of gross payments, with both the value and the cap reduced by subsequent withdrawals using the Blended Withdrawal Methodology. If no allocation has ever been made to a Restricted Fund, all withdrawals that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year are Direct Reduction Withdrawals. That part of a withdrawal that exceeds 7% of gross payments (determined as of the Valuation Date of the withdrawal) in a Contract Year is classified as a Proportionate Reduction Withdrawal. Once a Proportional Reduction Withdrawal has been taken ALL future withdrawals are classified as Proportionate Reduction Withdrawals. Once an allocation has been made to a Restricted Fund, ALL future withdrawals are Proportionate Reduction Withdrawals.

Under section (c) above, subsequent withdrawals are calculated as Proportionate Reduction Withdrawals, as described above under "EFFECT OF PARTIAL WITHDRAWALS UNDER THE EDB RIDERS."

II. Death AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 90th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For the (b) value, subsequent withdrawals are calculated as Proportionate Reduction Withdrawals, as described above under "EFFECT OF PARTIAL WITHDRAWALS UNDER THE EDB RIDERS."

                                      * * *

SUPPLEMENT DATED DECEMBER 31, 2001
Select Acclaim

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
          Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

               EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

               EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

               EXHIBIT 3  (a) Underwriting and Administrative Services Agreement
                              was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                          (b) Commissions Schedule was previously filed on September 13, 2000 in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92115/811-6632, and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are
                               incorporated by reference herein.

                          (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                          (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                          (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

               EXHIBIT 4  (a)  Contract Form A3031-99 was previously filed on December 3, 1999 in Registrant's initial
                               Registration Statement No. 333-92115/811-6632, and is incorporated by reference herein.

                          (b) Specification Pages Form A8031-99 was previously filed on December 3, 1999 in Registrant's initial Registration Statement No. 333-92115/811-6632, and is incorporated by reference herein.

                          (c) Enhanced Death Benefit Rider with 5% Accumulation and Ratchet (Form 3263-99) was previously filed on December 3, 1999 in Registrant's initial Registration Statement No. 333-92115/811-6632, and is incorporated by reference herein.

                          (d) Enhanced Death Benefit Rider with 7% Accumulation and Ratchet (Form 3290-00) was previously filed on September 13, 2000 in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92115/811-6632, and is
                               incorporated by reference herein.

                          (e) Enhanced Death Benefit Rider with 7% Accumulation and no Ratchet (Form 3288-00) was previously filed on September 13, 2000 in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92115/811-6632, and is
                               incorporated by reference herein.

                          (f) Enhanced Death Benefit Rider with 0% Accumulation and Ratchet (Form 3265-99) was previously filed on June 18, 1999 in Registration Statement
                               No. 333-81017/811-8848, and is incorporated by reference herein.

                          (g) EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

               EXHIBIT 5 Application Form AS-697 was previously filed on December 3, 1999 in Registrant's initial Registration Statement No. 333-92115/811-6632, and is incorporated by reference herein.

               EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

               EXHIBIT 7  Not Applicable.

               EXHIBIT 8  (a)  Fidelity Service Agreement was previously filed on April 30, 1996 in Post-Effective No. 8 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                          (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632)
                               and is incorporated by reference herein.

                          (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                          (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632)
                               and is incorporated by reference herein.

                          (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                          (f)  Directors' Powers of Attorney are filed herewith.

               EXHIBIT 9  Opinion of Counsel is filed herewith.

               EXHIBIT 10 Consent of Independent Accountants is filed herewith.

               EXHIBIT 11 None.

               EXHIBIT 12 None.

               EXHIBIT 13 Schedule for Computation of Performance Quotations was

                    previously filed on December 3, 1999 in Registrant's initial Registration Statement No. 333-92115/811-6632, and is incorporated by reference herein.

               EXHIBIT 14 Not Applicable.

               EXHIBIT 15 (a)  Amendment dated March 15, 2001 was previously filed in April 19, 2001 in Post-Effective
                               Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                          (b) Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are
                               incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                          (c) Amendment to Schedule A dated December 14, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in April 19, 2001 in Post-Effective Amendment
                               No. 19 of Registration Statement No. 33-39702/ 811-6293, and is incorporated by reference herein. Participation

                               Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                               incorporated by reference herein.

                          (d) Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632)
                               and is incorporated by reference herein.

                          (e) Form of Amendment #6 to the AIM Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                               incorporated by reference herein.

                          (f) Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein.

                          (g) Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                          (h) Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III waspreviously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                               incorporated by reference herein.

                          (i) Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment

                               No. 19 of Registration Statement No. 33-39702/ 811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                               incorporated by reference herein.

                          (j) Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                          {k) Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement
                               No. 333-87099/811-6293 and is incorporated by reference herein.

                          (l) Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                               incorporated by reference herein.

                          (m) Form of Participation Agreement with Eaton Vance was previously filed on February 28, 2001 in Post-Effective Amendment No. 24 (File Nos. 33-47216/811-6632), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            Of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director and Vice President (since 2001) of First Allmerica; Chief
    Director and Vice President             Marketing Officer (2001) of First Allmerica; Senior Vice President of Life
                                            and Annuity Products (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (1995-2001) of Allmerica Financial Life
                                            Insurance and Annuity Company; Director and President (since 1998)
                                            of Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property & Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

              NAME                                     ADDRESS                        TYPE OF BUSINESS
              ----                                     -------                        ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company)                                                    annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises
Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance
Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of November 30, 2001 there were 457 Contract Owners of qualified Contracts and 743 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company.

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (a) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                  POSITION OR OFFICE WITH UNDERWRITER
         ----                  -----------------------------------

Margaret L. Abbott             Vice President

Emil J. Aberizk, Jr.           Vice President

Edward T. Berger               Vice President and Chief Compliance Officer

Michael J. Brodeur             Vice President Operations

Mark R. Colborn                Vice President

Charles F. Cronin              Secretary/Clerk

Claudia J. Eckels              Vice President

Philip L. Heffernan            Vice President

J. Kendall Huber               Director

Mark C. McGivney               Treasurer

William F. Monroe, Jr.         President, Director and Chief Executive Officer

K. David Nunley                Vice President

Stephen Parker                 Vice President and Director

Richard M. Reilly              Director and Chairman of the Board

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2000. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

          Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of
          Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 17th day of December, 2001.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Charles F. Cronin
                                --------------------------------
                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                Title                                                         Date
----------                                -----                                                         ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       December 17, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

Mark A. Hug*                              Director and President
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and officers of the Registrant pursuant to the Powers of Attorney dated May 21, 2001 and November 7, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
333-92115

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants